Investment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2021
Investments, All Other Investments [Abstract]
Investment income, interest rate					5.00%
Change in fair value of investment				$ 27,143